Distribution Date:	08/17/26	Morgan Stanley Capital I Trust 2021-L7
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-L7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		Jane Lam		cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Exchangeable Certificate Detail	6		Bank, N.A.
Additional Information	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Cash Flows	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Balances	9	Master Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	10-14		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Mortgage Loan Detail (Part 1)	15-17		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Mortgage Loan Detail (Part 2)	18-20	Special Servicer	KeyBank National Association
Principal Prepayment Detail	21		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Historical Detail	22		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Delinquency Loan Detail	23	Representations Reviewer
Collateral Stratification and Historical Detail	24		Attention: MSC 2021-L7 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	25		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	26	Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	28				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61772TAY0	0.881000%	18,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61772TAZ7	2.206000%	92,100,000.00	68,086,101.30	10,010,955.61	125,164.95	0.00	0.00	10,136,120.56	58,075,145.69	31.48%	30.00%
A-3	61772TBB9	1.978000%	68,100,000.00	68,100,000.00	0.00	112,251.50	0.00	0.00	112,251.50	68,100,000.00	31.48%	30.00%
A-SB	61772TBA1	2.336000%	34,100,000.00	34,100,000.00	0.00	66,381.33	0.00	0.00	66,381.33	34,100,000.00	31.48%	30.00%
A-4	61772TBC7	2.322000%	190,000,000.00	190,000,000.00	0.00	367,650.00	0.00	0.00	367,650.00	190,000,000.00	31.48%	30.00%
A-5	61772TBH6	2.574000%	223,272,000.00	223,272,000.00	0.00	478,918.44	0.00	0.00	478,918.44	223,272,000.00	31.48%	30.00%
A-S	61772TBQ6	2.767000%	52,537,000.00	52,537,000.00	0.00	121,141.57	0.00	0.00	121,141.57	52,537,000.00	25.20%	24.13%
B	61772TBV5	2.970000%	43,595,000.00	43,595,000.00	0.00	107,897.63	0.00	0.00	107,897.63	43,595,000.00	19.99%	19.25%
C	61772TCA0	3.325000%	46,948,000.00	46,948,000.00	0.00	130,085.08	0.00	0.00	130,085.08	46,948,000.00	14.38%	14.00%
D	61772TAG9	2.500000%	29,063,000.00	29,063,000.00	0.00	60,547.92	0.00	0.00	60,547.92	29,063,000.00	10.91%	10.75%
E	61772TAJ3	2.500000%	24,591,000.00	24,591,000.00	0.00	51,231.25	0.00	0.00	51,231.25	24,591,000.00	7.97%	8.00%
F	61772TAL8	2.536614%	10,061,000.00	10,061,000.00	0.00	21,267.39	0.00	0.00	21,267.39	10,061,000.00	6.77%	6.88%
G	61772TAN4	2.536614%	14,531,000.00	14,531,000.00	0.00	30,716.28	0.00	0.00	30,716.28	14,531,000.00	5.04%	5.25%
H-RR	61772TAQ7	3.536614%	10,060,000.00	10,060,000.00	0.00	16,532.26	0.00	0.00	16,532.26	10,060,000.00	3.83%	4.13%
J-RR	61772TAS3	3.536614%	36,888,512.00	32,089,405.40	0.00	0.00	0.00	0.00	0.00	32,089,405.40	0.00%	0.00%
V	61772TAV6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61772TAW4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC32SGK9	3.536614%	21,467,837.00	20,334,412.28	240,329.22	57,343.87	0.00	0.00	297,673.09	20,094,083.06	0.00%	0.00%
RR interest	N/A	3.536614%	5,477,010.00	5,187,843.54	61,314.31	14,629.93	0.00	0.00	75,944.24	5,126,529.23	0.00%	0.00%
Regular SubTotal			921,191,359.00	872,555,762.52	10,312,599.14	1,761,759.40	0.00	0.00	12,074,358.54	862,243,163.38

X-A	61772TBN3	1.171058%	625,972,000.00	583,558,101.29	0.00	569,483.49	0.00	0.00	569,483.49	573,547,145.69
X-B	61772TBP8	0.524669%	143,080,000.00	143,080,000.00	0.00	62,557.98	0.00	0.00	62,557.98	143,080,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	61772TAA2	1.036614%	53,654,000.00	53,654,000.00	0.00	46,348.73	0.00	0.00	46,348.73	53,654,000.00
X-F	61772TAC8	1.000000%	10,061,000.00	10,061,000.00	0.00	8,384.17	0.00	0.00	8,384.17	10,061,000.00
X-G	61772TAE4	1.000000%	14,531,000.00	14,531,000.00	0.00	12,109.17	0.00	0.00	12,109.17	14,531,000.00
Notional SubTotal			847,298,000.00	804,884,101.29	0.00	698,883.54	0.00	0.00	698,883.54	794,873,145.69

Deal Distribution Total					10,312,599.14	2,460,642.94	0.00	0.00	12,773,242.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61772TAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61772TAZ7	739.26277199	108.69658643	1.35901140	0.00000000	0.00000000	0.00000000	0.00000000	110.05559783	630.56618556
A-3	61772TBB9	1,000.00000000	0.00000000	1.64833333	0.00000000	0.00000000	0.00000000	0.00000000	1.64833333	1,000.00000000
A-SB	61772TBA1	1,000.00000000	0.00000000	1.94666657	0.00000000	0.00000000	0.00000000	0.00000000	1.94666657	1,000.00000000
A-4	61772TBC7	1,000.00000000	0.00000000	1.93500000	0.00000000	0.00000000	0.00000000	0.00000000	1.93500000	1,000.00000000
A-5	61772TBH6	1,000.00000000	0.00000000	2.14500000	0.00000000	0.00000000	0.00000000	0.00000000	2.14500000	1,000.00000000
A-S	61772TBQ6	1,000.00000000	0.00000000	2.30583341	0.00000000	0.00000000	0.00000000	0.00000000	2.30583341	1,000.00000000
B	61772TBV5	1,000.00000000	0.00000000	2.47500011	0.00000000	0.00000000	0.00000000	0.00000000	2.47500011	1,000.00000000
C	61772TCA0	1,000.00000000	0.00000000	2.77083326	0.00000000	0.00000000	0.00000000	0.00000000	2.77083326	1,000.00000000
D	61772TAG9	1,000.00000000	0.00000000	2.08333345	0.00000000	0.00000000	0.00000000	0.00000000	2.08333345	1,000.00000000
E	61772TAJ3	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	61772TAL8	1,000.00000000	0.00000000	2.11384455	0.00000000	0.00000000	0.00000000	0.00000000	2.11384455	1,000.00000000
G	61772TAN4	1,000.00000000	0.00000000	2.11384488	0.00000000	0.00000000	0.00000000	0.00000000	2.11384488	1,000.00000000
H-RR	61772TAQ7	1,000.00000000	0.00000000	1.64336581	1.30381213	7.68512823	0.00000000	0.00000000	1.64336581	1,000.00000000
J-RR	61772TAS3	869.90240756	0.00000000	0.00000000	2.56375752	15.63258963	0.00000000	0.00000000	0.00000000	869.90240756
V	61772TAV6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61772TAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR	BCC32SGK9	947.20359019	11.19485023	2.67115266	0.12042480	0.73131541	0.00000000	0.00000000	13.86600290	936.00873996
RR interest	N/A	947.20359101	11.19485084	2.67115269	0.12042520	0.73131508	0.00000000	0.00000000	13.86600353	936.00874017

Notional Certificates
X-A	61772TBN3	932.24313754	0.00000000	0.90975873	0.00000000	0.00000000	0.00000000	0.00000000	0.90975873	916.25048036
X-B	61772TBP8	1,000.00000000	0.00000000	0.43722379	0.00000000	0.00000000	0.00000000	0.00000000	0.43722379	1,000.00000000
X-D	61772TAA2	1,000.00000000	0.00000000	0.86384482	0.00000000	0.00000000	0.00000000	0.00000000	0.86384482	1,000.00000000
X-F	61772TAC8	1,000.00000000	0.00000000	0.83333366	0.00000000	0.00000000	0.00000000	0.00000000	0.83333366	1,000.00000000
X-G	61772TAE4	1,000.00000000	0.00000000	0.83333356	0.00000000	0.00000000	0.00000000	0.00000000	0.83333356	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	125,164.95	0.00	125,164.95	0.00	0.00	0.00	125,164.95	0.00
A-3	07/01/26 - 07/30/26	30	0.00	112,251.50	0.00	112,251.50	0.00	0.00	0.00	112,251.50	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	66,381.33	0.00	66,381.33	0.00	0.00	0.00	66,381.33	0.00
A-4	07/01/26 - 07/30/26	30	0.00	367,650.00	0.00	367,650.00	0.00	0.00	0.00	367,650.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	478,918.44	0.00	478,918.44	0.00	0.00	0.00	478,918.44	0.00
X-A	07/01/26 - 07/30/26	30	0.00	569,483.49	0.00	569,483.49	0.00	0.00	0.00	569,483.49	0.00
X-B	07/01/26 - 07/30/26	30	0.00	62,557.98	0.00	62,557.98	0.00	0.00	0.00	62,557.98	0.00
A-S	07/01/26 - 07/30/26	30	0.00	121,141.57	0.00	121,141.57	0.00	0.00	0.00	121,141.57	0.00
B	07/01/26 - 07/30/26	30	0.00	107,897.63	0.00	107,897.63	0.00	0.00	0.00	107,897.63	0.00
C	07/01/26 - 07/30/26	30	0.00	130,085.08	0.00	130,085.08	0.00	0.00	0.00	130,085.08	0.00
X-D	07/01/26 - 07/30/26	30	0.00	46,348.73	0.00	46,348.73	0.00	0.00	0.00	46,348.73	0.00
X-F	07/01/26 - 07/30/26	30	0.00	8,384.17	0.00	8,384.17	0.00	0.00	0.00	8,384.17	0.00
X-G	07/01/26 - 07/30/26	30	0.00	12,109.17	0.00	12,109.17	0.00	0.00	0.00	12,109.17	0.00
D	07/01/26 - 07/30/26	30	0.00	60,547.92	0.00	60,547.92	0.00	0.00	0.00	60,547.92	0.00
E	07/01/26 - 07/30/26	30	0.00	51,231.25	0.00	51,231.25	0.00	0.00	0.00	51,231.25	0.00
F	07/01/26 - 07/30/26	30	0.00	21,267.39	0.00	21,267.39	0.00	0.00	0.00	21,267.39	0.00
G	07/01/26 - 07/30/26	30	0.00	30,716.28	0.00	30,716.28	0.00	0.00	0.00	30,716.28	0.00
H-RR	07/01/26 - 07/30/26	30	64,007.40	29,648.61	0.00	29,648.61	13,116.35	0.00	0.00	16,532.26	77,312.39
J-RR	07/01/26 - 07/30/26	30	480,673.14	94,573.20	0.00	94,573.20	94,573.20	0.00	0.00	0.00	576,662.97
RR	07/01/26 - 07/30/26	30	13,075.96	59,929.14	0.00	59,929.14	2,585.26	0.00	0.00	57,343.87	15,699.76
RR interest	07/01/26 - 07/30/26	30	3,336.02	15,289.50	0.00	15,289.50	659.57	0.00	0.00	14,629.93	4,005.42
Totals			561,092.52	2,571,577.33	0.00	2,571,577.33	110,934.38	0.00	0.00	2,460,642.94	673,680.54

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	N/A	2.322000%	190,000,000.00	190,000,000.00	0.00	367,650.00	0.00	0.00	367,650.00	190,000,000.00
A-4-1	61772TBD5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	61772TBE3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	61772TBF0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	61772TBG8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	N/A	2.574000%	223,272,000.00	223,272,000.00	0.00	478,918.44	0.00	0.00	478,918.44	223,272,000.00
A-5-1	61772TBJ2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	61772TBK9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	61772TBL7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	61772TBM5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	2.767000%	52,537,000.00	52,537,000.00	0.00	121,141.57	0.00	0.00	121,141.57	52,537,000.00
A-S-1	61772TBR4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	61772TBS2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	61772TBT0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	61772TBU7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	2.970000%	43,595,000.00	43,595,000.00	0.00	107,897.63	0.00	0.00	107,897.63	43,595,000.00
B-1	61772TBW3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	61772TBX1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	61772TBY9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	61772TBZ6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	3.325000%	46,948,000.00	46,948,000.00	0.00	130,085.08	0.00	0.00	130,085.08	46,948,000.00
C-1	61772TCB8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	61772TCC6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	61772TCD4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	61772TCE2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			556,352,000.00	556,352,000.00	0.00	1,205,692.72	0.00	0.00	1,205,692.72	556,352,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information

Total Available Distribution Amount (1)	12,773,242.08
Non-VRR Interest Available Funds	12,399,624.74
VRR Interest Available Funds	373,617.33
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,585,929.82	Master Servicing Fee	6,771.20
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,078.56
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	375.68
ARD Interest	0.00	Operating Advisor Fee	1,127.05
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,585,929.82	Total Fees	14,352.49

Principal		Expenses/Reimbursements
Scheduled Principal	10,312,599.13	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	99,942.80
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,991.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,312,599.13	Total Expenses/Reimbursements	110,934.38

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,460,642.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,312,599.14
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	12,773,242.08
Total Funds Collected	12,898,528.95	Total Funds Distributed	12,898,528.95

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	872,555,762.51	872,555,762.51	Beginning Certificate Balance	872,555,762.52
(-) Scheduled Principal Collections	10,312,599.13	10,312,599.13	(-) Principal Distributions	10,312,599.14
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	862,243,163.38	862,243,163.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	873,171,551.52	873,171,551.52	Ending Certificate Balance	862,243,163.38
Ending Actual Collateral Balance	863,025,558.91	863,025,558.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	34,157,108.83	3.96%	61	3.6968	NAP	Defeased	4	34,157,108.83	3.96%	61	3.6968	NAP
10,000,000 or less	28	170,440,832.64	19.77%	59	3.6691	2.465976	1.60 or less	10	111,050,437.73	12.88%	61	3.7789	0.608486
10,000,001 to 20,000,000	16	214,151,674.37	24.84%	54	3.3778	2.651958	1.61 to 1.80	4	69,073,204.00	8.01%	41	3.1995	1.747043
20,000,001 to 30,000,000	5	121,850,000.00	14.13%	54	3.1861	3.245708	1.81 to 2.00	9	162,199,284.30	18.81%	61	3.4388	1.908746
30,000,001 to 40,000,000	5	176,800,000.00	20.50%	51	3.4716	2.491646	2.01 to 2.20	5	106,399,264.88	12.34%	37	3.5444	2.052227
40,000,001 to 50,000,000	1	42,902,490.62	4.98%	60	3.5500	2.020000	2.21 to 2.40	10	108,287,946.48	12.56%	58	3.6639	2.322148
50,000,001 to 60,000,000	2	101,941,056.92	11.82%	60	3.3015	0.806801	2.41 or greater	19	271,075,917.16	31.44%	59	3.1994	3.783021
60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	61	862,243,163.38	100.00%	56	3.4397	2.391315
Totals	61	862,243,163.38	100.00%	56	3.4397	2.391315
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	34,157,108.83	3.96%	61	3.6968	NAP
							Defeased	4	34,157,108.83	3.96%	61	3.6968	NAP
Alabama	3	11,091,515.49	1.29%	61	3.9500	1.810000
							Industrial	5	33,780,000.00	3.92%	61	3.2151	3.292836
Arizona	7	82,079,549.00	9.52%	61	3.3250	2.138531
							Lodging	2	14,047,454.51	1.63%	52	4.0040	1.922086
California	4	23,783,031.09	2.76%	61	3.1042	4.684413
							Mixed Use	6	62,036,396.74	7.19%	30	3.8745	1.989767
Connecticut	1	5,300,000.00	0.61%	61	3.4700	3.080000
							Mobile Home Park	9	16,450,840.33	1.91%	61	3.5228	3.869891
Florida	9	69,342,269.35	8.04%	56	3.6921	2.233001
							Multi-Family	19	144,196,734.32	16.72%	61	3.5294	2.304790
Georgia	5	18,866,883.59	2.19%	62	3.4811	2.216397
							Office	10	218,361,524.59	25.32%	52	3.2938	1.648060
Indiana	1	3,413,643.53	0.40%	62	3.8000	1.300000
							Other	1	4,000,000.00	0.46%	62	3.0500	5.640000
Kansas	1	15,653,481.29	1.82%	59	3.8500	2.780000
							Retail	20	243,858,398.60	28.28%	58	3.4968	2.894491
Louisiana	1	4,750,000.00	0.55%	62	3.0700	3.560000
							Self Storage	21	91,354,705.46	10.60%	60	3.1012	2.642781
Michigan	2	7,085,541.82	0.82%	61	3.0609	3.233498
							Totals	97	862,243,163.38	100.00%	56	3.4397	2.391315
Minnesota	1	13,396,774.26	1.55%	60	3.4700	2.050000

Mississippi	1	3,575,000.00	0.41%	61	3.9500	2.660000

Montana	1	13,000,000.00	1.51%	25	3.4250	3.200000

Nevada	1	8,305,643.05	0.96%	60	4.3400	1.470000

New Jersey	3	50,891,056.92	5.90%	61	3.6500	(0.350000)

New York	19	236,188,292.69	27.39%	45	3.3793	2.293106

North Carolina	3	15,377,272.56	1.78%	59	3.7909	3.431983

Oregon	2	16,560,963.00	1.92%	62	3.2491	2.435516

Tennessee	1	5,435,437.05	0.63%	60	4.9000	1.560000

Texas	19	208,513,953.47	24.18%	61	3.2778	3.028424

Virginia	6	11,011,518.39	1.28%	61	3.5145	1.768309

Washington	1	2,114,228.00	0.25%	60	2.9540	1.960000

Wisconsin	1	2,350,000.00	0.27%	62	3.0700	3.560000

Totals	97	862,243,163.38	100.00%	56	3.4397	2.391315

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	34,157,108.83	3.96%	61	3.6968	NAP	Defeased	4	34,157,108.83	3.96%	61	3.6968	NAP
	3.2490% or less	14	264,302,908.46	30.65%	54	2.9183	3.308942	12 months or less	1	40,000,000.00	4.64%	62	2.9000	3.220000
	3.2500% to 3.4990%	13	157,753,142.43	18.30%	58	3.3859	2.466966	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9990%	23	367,403,411.25	42.61%	56	3.7126	1.806559	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% or greater	7	38,626,592.41	4.48%	53	4.4034	1.700255	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	862,243,163.38	100.00%	56	3.4397	2.391315	49 months or greater	56	788,086,054.55	91.40%	55	3.4559	2.365663
								Totals	61	862,243,163.38	100.00%	56	3.4397	2.391315
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	34,157,108.83	3.96%	61	3.6968	NAP	Defeased	4	34,157,108.83	3.96%	61	3.6968	NAP
	119 months or less	57	828,086,054.55	96.04%	55	3.4291	2.406931	Interest Only	32	530,567,333.00	61.53%	52	3.2893	2.820971
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360.9999 months or less	24	254,616,230.93	29.53%	61	3.7000	1.609353
	Totals	61	862,243,163.38	100.00%	56	3.4397	2.391315	361 months or greater	1	42,902,490.62	4.98%	60	3.5500	2.020000
								Totals	61	862,243,163.38	100.00%	56	3.4397	2.391315
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	34,157,108.83	3.96%	61	3.6968	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	56	812,086,054.55	94.18%	56	3.4430	2.412584
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	16,000,000.00	1.86%	24	2.7247	2.120000
	Totals	61	862,243,163.38	100.00%	56	3.4397	2.391315
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10230136	OF	Various	NJ	Actual/360	3.650%	160,477.07	166,606.52	0.00	N/A	09/06/31	--	51,057,663.44	50,891,056.92	03/06/26
3	10225432	SS	Various	Various	Actual/360	2.954%	129,857.02	0.00	0.00	N/A	08/01/31	--	51,050,000.00	51,050,000.00	08/01/26
5	10230137	OF	Spring	TX	Actual/360	3.550%	131,259.81	35,747.62	0.00	N/A	08/06/31	--	42,938,238.24	42,902,490.62	08/06/26
6	10230138	OF	Houston	TX	Actual/360	2.900%	99,888.89	0.00	0.00	N/A	10/06/31	--	40,000,000.00	40,000,000.00	08/06/26
7	10230139	MF	Brooklyn	NY	Actual/360	3.498%	97,895.42	0.00	0.00	N/A	09/06/31	--	32,500,000.00	32,500,000.00	08/06/26
8	10230140	RT	Arlington	TX	Actual/360	3.520%	97,904.89	0.00	0.00	N/A	08/01/31	--	32,300,000.00	32,300,000.00	08/01/26
9	10230141	MU	Brooklyn	NY	Actual/360	3.925%	108,155.56	0.00	0.00	N/A	10/06/26	--	32,000,000.00	32,000,000.00	08/06/26
10	10230142	IN	Various	Various	Actual/360	3.070%	68,733.89	0.00	0.00	N/A	10/06/31	--	26,000,000.00	26,000,000.00	08/06/26
11	10224475	MF	Houston	TX	Actual/360	3.150%	67,676.88	0.00	0.00	N/A	10/01/31	--	24,950,000.00	24,950,000.00	08/01/26
12	10230143	MF	New York	NY	Actual/360	3.840%	77,706.67	0.00	0.00	N/A	08/06/31	--	23,500,000.00	23,500,000.00	08/06/26
13	10230144	RT	New Braunfels	TX	Actual/360	3.170%	63,875.50	0.00	0.00	N/A	09/06/31	--	23,400,000.00	23,400,000.00	08/06/26
14	10230145	RT	Pasadena	TX	Actual/360	3.500%	46,436.18	30,170.84	0.00	N/A	09/06/31	--	15,407,396.78	15,377,225.94	08/06/26
15	10230146	RT	Various	Various	Actual/360	3.950%	50,114.85	26,712.73	0.00	N/A	09/01/31	--	14,733,644.41	14,706,931.68	08/01/26
16	10230147	RT	Kansas City	KS	Actual/360	3.850%	51,966.98	21,518.71	0.00	N/A	07/06/31	--	15,675,000.00	15,653,481.29	08/06/26
17	10230148	MF	Various	NY	Actual/360	3.900%	52,390.00	0.00	0.00	N/A	08/06/31	--	15,600,000.00	15,600,000.00	08/06/26
18	10225558	MF	San Antonio	TX	Actual/360	3.250%	41,979.17	0.00	0.00	N/A	09/01/31	--	15,000,000.00	15,000,000.00	08/01/26
19	10224310	RT	Pensacola	FL	Actual/360	3.680%	47,058.00	0.00	0.00	N/A	09/01/31	--	14,850,000.00	14,850,000.00	08/01/26
20	10224108	RT	New York	NY	Actual/360	2.850%	35,585.41	0.00	0.00	N/A	08/01/31	--	14,499,999.00	14,499,999.00	08/01/26
21	10230149	RT	Rochester	MN	Actual/360	3.470%	40,096.71	22,222.17	0.00	N/A	08/01/31	--	13,418,996.43	13,396,774.26	08/01/26
22	10230150	MF	New York	NY	Actual/360	3.310%	39,191.32	0.00	0.00	N/A	10/06/31	--	13,750,000.00	13,750,000.00	08/06/26
24	10230151	RT	Billings	MT	Actual/360	3.425%	38,340.97	0.00	0.00	N/A	09/01/28	--	13,000,000.00	13,000,000.00	08/01/26
25	10230152	OF	Salem	OR	Actual/360	3.345%	36,005.21	0.00	0.00	N/A	10/06/31	--	12,500,000.00	12,500,000.00	08/06/26
26	10226129	SS	Fort Walton Beach	FL	Actual/360	3.570%	35,967.75	0.00	0.00	N/A	10/01/31	--	11,700,000.00	11,700,000.00	08/01/26
27	10230153	RT	Atlanta	GA	Actual/360	3.470%	30,676.53	20,100.16	0.00	N/A	10/06/31	--	10,266,384.30	10,246,284.14	08/06/26
28	10224548	SS	Various	NC	Actual/360	3.800%	35,094.58	0.00	0.00	N/A	07/01/31	--	10,725,000.00	10,725,000.00	08/01/26
29	10230154	RT	San Diego	CA	Actual/360	2.543%	23,430.92	0.00	0.00	N/A	08/06/31	--	10,700,000.00	10,700,000.00	08/06/26
30	10230155	SS	New Iberia	LA	Actual/360	3.950%	35,924.50	14,850.98	0.00	N/A	10/01/31	--	10,561,715.77	10,546,864.79	08/01/26
31	10222602	RT	Rockledge	FL	Actual/360	3.300%	26,852.46	19,132.84	0.00	N/A	09/01/31	--	9,449,544.58	9,430,411.74	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	10218620	OF	Queens	NY	Actual/360	3.760%	31,856.92	0.00	0.00	N/A	08/01/31	--	9,839,130.00	9,839,130.00	08/01/26
33	10218877	OF	Various	Various	Actual/360	3.600%	30,380.00	9,800,000.00	0.00	N/A	08/01/26	--	9,800,000.00	0.00	08/01/26
34	10230156	MH	Various	TX	Actual/360	3.300%	27,303.10	15,397.53	0.00	N/A	10/06/31	--	9,608,128.94	9,592,731.41	08/06/26
35	10230157	MU	Brooklyn	NY	Actual/360	3.400%	28,545.83	0.00	0.00	N/A	08/06/31	--	9,750,000.00	9,750,000.00	08/06/26
36	10230158	OF	Las Vegas	NV	Actual/360	4.340%	31,092.93	14,154.36	0.00	N/A	08/06/31	--	8,319,797.41	8,305,643.05	08/06/26
37	10224095	SS	Maricopa	AZ	Actual/360	2.850%	22,087.50	0.00	0.00	N/A	07/01/31	--	9,000,000.00	9,000,000.00	08/01/26
38	10209828	LO	Crestview	FL	Actual/360	4.270%	26,024.85	13,424.07	0.00	N/A	03/01/30	--	7,077,847.49	7,064,423.42	08/01/26
39	10230159	IN	Kissimmee	FL	Actual/360	3.700%	24,787.94	0.00	0.00	N/A	07/06/31	--	7,780,000.00	7,780,000.00	08/06/26
40	10230160	LO	Banning	CA	Actual/360	3.735%	22,501.28	13,093.11	0.00	N/A	10/06/31	--	6,996,124.20	6,983,031.09	08/06/26
41	10224112	RT	Rego Park	NY	Actual/360	3.300%	18,730.58	11,926.29	0.00	N/A	08/01/31	--	6,591,405.86	6,579,479.57	08/01/26
42	10230161	RT	Tampa	FL	Actual/360	3.250%	19,590.28	0.00	0.00	N/A	10/01/31	--	7,000,000.00	7,000,000.00	08/01/26
43	10225845	MF	Various	VA	Actual/360	3.300%	17,901.64	12,755.23	0.00	N/A	09/01/31	--	6,299,696.11	6,286,940.88	08/01/26
44	10230162	MF	Tyler	TX	Actual/360	4.240%	23,077.28	10,826.19	0.00	N/A	10/06/31	--	6,320,619.63	6,309,793.44	08/06/26
45	10230163	MU	Bronx	NY	Actual/360	3.759%	19,380.00	11,219.34	0.00	N/A	09/06/31	--	5,987,179.03	5,975,959.69	08/06/26
46	10230164	MF	Brooklyn	NY	Actual/360	3.780%	20,506.50	0.00	0.00	N/A	09/06/31	--	6,300,000.00	6,300,000.00	08/06/26
47	10230165	MU	Chattanooga	TN	Actual/360	4.900%	22,963.04	6,757.66	0.00	N/A	08/06/31	--	5,442,194.71	5,435,437.05	08/06/26
48	10225588	SS	Taylor	MI	Actual/360	2.650%	11,160.32	11,002.69	0.00	N/A	09/01/31	--	4,890,708.15	4,879,705.46	08/01/26
49	10230166	RT	Lake Mary	FL	Actual/360	4.650%	21,622.50	0.00	0.00	N/A	10/01/28	--	5,400,000.00	5,400,000.00	08/01/26
50	10230167	MU	New Hartford	CT	Actual/360	3.470%	15,836.69	0.00	0.00	N/A	09/06/31	--	5,300,000.00	5,300,000.00	08/06/26
51	10230168	RT	Richmond	VA	Actual/360	3.800%	15,485.43	7,812.44	0.00	N/A	08/06/31	--	4,732,389.95	4,724,577.51	08/06/26
52	10224909	MH	Flat Rock	NC	Actual/360	3.770%	15,128.20	7,736.17	0.00	N/A	08/01/31	--	4,660,008.73	4,652,272.56	08/01/26
53	10230169	RT	Albany	GA	Actual/360	4.050%	14,014.22	7,119.08	0.00	N/A	10/01/31	--	4,018,414.53	4,011,295.45	08/01/26
54	10230170	SS	Cloverdale	CA	Actual/360	2.850%	9,816.67	0.00	0.00	N/A	08/06/31	--	4,000,000.00	4,000,000.00	08/06/26
55	10230171	98	Staten Island	NY	Actual/360	3.050%	10,505.56	0.00	0.00	N/A	10/06/31	--	4,000,000.00	4,000,000.00	08/06/26
56	10230172	RT	Lake Station	IN	Actual/360	3.800%	11,190.91	6,329.09	0.00	N/A	10/06/31	--	3,419,972.62	3,413,643.53	08/06/26
57	10230173	MU	Oxford	MS	Actual/360	3.950%	12,159.97	0.00	0.00	N/A	09/06/31	--	3,575,000.00	3,575,000.00	08/06/26
58	10230174	MH	Holland	MI	Actual/360	3.970%	7,553.70	3,743.88	0.00	N/A	09/06/31	--	2,209,580.24	2,205,836.36	08/06/26
59	10230175	OF	Los Angeles	CA	Actual/360	4.350%	7,866.25	0.00	0.00	N/A	08/06/31	--	2,100,000.00	2,100,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
60	10230176	RT	Lombard	IL	Actual/360	5.490%	7,827.69	2,239.43	0.00	N/A	10/06/31	--	1,655,777.96	1,653,538.53	08/06/26
2-A-3-C-1	10227278	OF	New York	NY	Actual/360	2.725%	56,309.82	0.00	0.00	N/A	08/06/28	--	24,000,000.00	24,000,000.00	08/06/26
2-A-3-C-2	10227279				Actual/360	2.725%	37,539.88	0.00	0.00	N/A	08/06/28	--	16,000,000.00	16,000,000.00	08/06/26
2-A-3-C-3	10227280				Actual/360	2.725%	27,740.10	0.00	0.00	N/A	08/06/28	--	11,823,204.00	11,823,204.00	08/06/26
4-A-1	10209356	RT	Mesa	AZ	Actual/360	3.620%	124,688.89	0.00	0.00	N/A	10/01/31	--	40,000,000.00	40,000,000.00	08/01/26
4-A-4	10229037				Actual/360	3.620%	22,210.21	0.00	0.00	N/A	10/01/31	--	7,125,000.00	7,125,000.00	08/01/26
Totals							2,585,929.82	10,312,599.13	0.00				872,555,762.51	862,243,163.38
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	(66,174.52)	01/01/26	03/31/26	03/11/26	31,841,592.52	583,537.00	226,466.35	1,141,059.74	139,770.73	0.00
3	4,467,678.89	3,005,585.21	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,748,178.95	2,113,179.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	11,234,119.23	11,213,586.50	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,762,355.67	2,761,230.91	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,378,233.93	3,540,388.20	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,289,760.78	1,330,903.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,938,078.83	2,979,187.42	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,688,343.93	1,678,819.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,588,558.83	1,638,758.57	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,446,009.58	2,080,934.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,732,632.50	901,535.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,844,603.00	1,842,592.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	110,126.83	0.00
17	1,151,914.85	1,160,454.64	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	862,732.01	785,236.66	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,414,707.81	1,347,354.73	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,986,818.08	2,060,628.21	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,493,707.78	837,035.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,080,704.20	1,077,925.62	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,765,155.31	1,616,872.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,266,146.07	1,115,015.11	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	812,626.18	799,237.41	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,439,125.94	742,188.79	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,554,168.56	1,634,830.45	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,659,056.85	1,822,732.11	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,191,727.51	1,166,546.74	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	821,655.51	426,271.73	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	782,201.90	795,612.83	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,728,694.32	1,798,604.54	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	581,763.31	553,363.67	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	860,462.76	871,875.37	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,011,249.76	504,240.13	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	897,707.65	607,012.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	416,983.41	734,189.49	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	859,422.19	753,232.67	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	734,427.86	793,213.53	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	759,999.99	777,018.50	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	494,820.52	457,739.07	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	445,535.01	475,669.26	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	450,567.76	456,044.57	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	679,983.50	591,375.21	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	962,404.81	493,806.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	694,354.23	606,941.55	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	775,419.27	340,066.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	555,425.57	240,306.01	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	675,575.21	323,642.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	482,498.10	195,009.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	779,738.10	373,519.92	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	512,830.60	706,354.87	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	278,343.00	137,975.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	390,750.57	394,951.73	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	291,255.51	156,980.22	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
59	217,731.66	99,607.67	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2-A-3-C-1	53,951,974.57	49,631,784.26	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-3-C-2	0.00	59,539,377.39	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-3-C-3	53,951,974.57	49,631,784.26	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-1	0.00	3,036,053.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-4	0.00	3,036,053.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	187,842,896.49	230,726,264.93				31,841,592.52	583,537.00	226,466.35	1,141,059.74	249,897.56	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	50,891,056.92	1	50,891,056.92	0	0.00	0	0.00	0	0.00	0	0.00	3.439689%	3.420630%	56
07/17/26	0	0.00	0	0.00	1	51,057,663.44	1	51,057,663.44	0	0.00	0	0.00	0	0.00	0	0.00	3.441631%	3.422530%	56
06/17/26	0	0.00	1	51,228,925.71	0	0.00	1	51,228,925.71	0	0.00	0	0.00	0	0.00	1	12,099,261.24	3.441770%	3.422668%	57
05/15/26	1	51,394,473.61	0	0.00	0	0.00	1	51,394,473.61	0	0.00	0	0.00	0	0.00	0	0.00	3.435165%	3.416012%	57
04/17/26	1	51,564,714.53	0	0.00	0	0.00	1	51,564,714.53	0	0.00	0	0.00	0	0.00	0	0.00	3.435290%	3.416136%	58
03/17/26	1	51,729,210.34	0	0.00	0	0.00	1	51,729,210.34	0	0.00	0	0.00	0	0.00	0	0.00	3.435405%	3.416252%	59
02/18/26	0	0.00	0	0.00	0	0.00	1	51,908,930.24	0	0.00	1	51,908,930.24	1	12,740,562.47	0	0.00	3.435545%	3.416391%	60
01/16/26	1	69,756,795.81	0	0.00	0	0.00	1	69,756,795.81	0	0.00	0	0.00	0	0.00	0	0.00	3.439846%	3.420766%	61
12/17/25	0	0.00	0	0.00	0	0.00	1	69,864,292.05	0	0.00	0	0.00	0	0.00	0	0.00	3.439943%	3.420862%	62
11/18/25	0	0.00	0	0.00	0	0.00	1	69,978,524.30	0	0.00	0	0.00	0	0.00	0	0.00	3.440047%	3.420966%	63
10/20/25	1	70,085,325.82	0	0.00	0	0.00	1	70,085,325.82	0	0.00	0	0.00	0	0.00	0	0.00	3.440143%	3.421061%	64
09/17/25	0	0.00	0	0.00	1	70,198,887.79	1	70,198,887.79	0	0.00	0	0.00	0	0.00	0	0.00	3.440240%	3.421158%	65
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10230136	03/06/26	4	6	226,466.35	1,141,059.74	197,308.25	51,673,452.42	03/10/25	2		05/05/25
Totals					226,466.35	1,141,059.74	197,308.25	51,673,452.42

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		32,000,000	32,000,000		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		51,823,204	51,823,204		0	0
25 - 36 Months		18,400,000	18,400,000		0	0
37 - 48 Months		7,064,423	7,064,423		0	0
49 - 60 Months		302,494,285	302,494,285		0	0
> 60 Months		450,461,251	399,570,194		0	50,891,057

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	862,243,163	811,352,106	0	0	0	50,891,057
Jul-26	872,555,763	821,498,099	0	0	0	51,057,663
Jun-26	873,071,494	821,842,569	0	0	0	51,228,926
May-26	885,684,413	834,289,939	0	0	0	51,394,474
Apr-26	886,223,761	834,659,046	0	0	0	51,564,715
Mar-26	886,734,129	835,004,919	0	0	0	51,729,210
Feb-26	887,325,122	835,416,192	0	0	0	51,908,930
Jan-26	905,516,496	835,759,700	0	0	0	69,756,796
Dec-25	905,966,430	836,102,138	0	0	0	69,864,292
Nov-25	906,444,299	836,465,775	0	0	0	69,978,524
Oct-25	906,891,337	836,806,011	0	0	0	70,085,326
Sep-25	907,335,063	837,136,176	0	0	0	70,198,888
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	10230136	50,891,056.92	51,673,452.42	19,700,000.00	07/31/25	(226,015.77)	(0.35000)	03/31/26	09/06/31	301
Totals		50,891,056.92	51,673,452.42	19,700,000.00		(226,015.77)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	10230136	OF	NJ	03/10/25	2

7/6/2026 The Loan transferred to Special Servicing for payment default in March 2025. The Loan is secured by 2 suburban office buildings in Baskin Ridge, NJ totaling 336,293 sf. A receiver took control of the portfolio in July 2025. The Special

Servicer and Borrower reached an agreement to release 121 Chanlon in February 2026. Net proceeds from the transaction were applied to the Loan. The Special Servicer continues to negotiate with the Borrower regarding a global resolution.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	10230136	0.00	3.65000%	0.00	3.65000%	3	01/13/26	01/13/26	01/13/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	10,991.58	0.00	0.00	99,942.80	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,991.58	0.00	0.00	99,942.80	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		110,934.38

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Supplemental Notes
None

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